Derivative Instruments and Hedging Activities - Additional Information (Detail) $ in Millions	Mar. 31, 2017 USD ($) Derivative	Dec. 31, 2016 USD ($) Derivative
Designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivative [Line Items]
Number of interest rate derivatives held | Derivative	2
Not designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivative [Line Items]
Number of interest rate derivatives held | Derivative		4
Derivative, swaption interest rate		1.87%
Derivative, notional amount		$ 1,450
Not designated as hedging instrument [member] | Foreign exchange forward contracts [member]
Derivative [Line Items]
Derivative, notional amount	$ 255	$ 326
Number of foreign exchange forward contracts held | Derivative	63	68
$1.6 billion notional [Member] | Designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivative [Line Items]
Derivative, swaption interest rate	1.98%
Derivative, notional amount	$ 1,600
$750 million notional [Member] | Designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivative [Line Items]
Derivative, swaption interest rate	2.02%
Derivative, notional amount	$ 750